Intangible assets, net (Schedule of Annual Estimated Amortization Expense for Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Amortization expenses for intangible assets	¥ 145,063	$ 20,893	¥ 57,810	¥ 984
Amortization for Intangible Assets
2017	146,291				$ 21,070
2018	146,006				21,029
2019	145,597				20,970
2020	92,174				13,276
2021	10,408				1,499
Thereafter	51,791				7,460
Total	¥ 592,267		¥ 715,548		$ 85,304